Quarterly Holdings Report
for
Fidelity® Contrafund® K6
March 31, 2023
CONK6-NPRT1-0523
1.9883977.105
Common Stocks - 96.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.2%
Entertainment - 2.4%
Activision Blizzard, Inc.	489,691	41,912,653
Liberty Media Corp. Liberty Formula One Series C (a)	845,184	63,245,119
Netflix, Inc. (a)	1,033,153	356,933,698
The Walt Disney Co. (a)	103,195	10,332,915
Universal Music Group NV	1,734,446	43,924,416
		516,348,801
Interactive Media & Services - 11.5%
Alphabet, Inc.:
Class A (a)	3,713,750	385,227,288
Class C (a)	3,122,304	324,719,616
Bumble, Inc. (a)	549,723	10,747,085
Epic Games, Inc. (a)(b)(c)	14,010	10,446,416
Meta Platforms, Inc. Class A (a)	8,231,908	1,744,670,574
		2,475,810,979
Media - 0.0%
Comcast Corp. Class A	55,063	2,087,438
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	440,697	63,830,553
TOTAL COMMUNICATION SERVICES		3,058,077,771
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.4%
General Motors Co.	320,217	11,745,560
Harley-Davidson, Inc.	239,553	9,095,827
Hyundai Motor Co.	154,980	21,968,912
Rad Power Bikes, Inc. (a)(b)(c)	331,574	1,024,564
Rivian Automotive, Inc. (a)	103,875	1,607,985
Tesla, Inc. (a)	62,651	12,997,576
Toyota Motor Corp.	1,800,422	25,629,745
		84,070,169
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	9,198,993	950,163,987
Coupang, Inc. Class A (a)	2,273,573	36,377,168
Dollarama, Inc.	108,525	6,485,804
MercadoLibre, Inc. (a)	12,940	17,055,696
		1,010,082,655
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	21,233	3,027,613
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	1,058,082	131,625,401
Booking Holdings, Inc. (a)	4,882	12,949,066
Chipotle Mexican Grill, Inc. (a)	7,024	11,999,029
Churchill Downs, Inc.	4,916	1,263,658
Deliveroo PLC Class A (a)(d)	8,812,053	9,946,552
Doordash, Inc. (a)	7	445
Evolution AB (d)	24,160	3,231,420
Flutter Entertainment PLC (a)	12,477	2,251,795
Hilton Worldwide Holdings, Inc.	288,227	40,602,537
Hyatt Hotels Corp. Class A (a)	21,106	2,359,440
Las Vegas Sands Corp. (a)	36,294	2,085,090
Marriott International, Inc. Class A	11,961	1,986,004
McDonald's Corp.	88,282	24,684,530
Restaurant Brands International, Inc.	59,303	3,981,177
		248,966,144
Household Durables - 0.2%
D.R. Horton, Inc.	27,342	2,671,040
Lennar Corp. Class A	317,855	33,409,739
PulteGroup, Inc.	4,403	256,607
		36,337,386
Internet & Direct Marketing Retail - 0.0%
Uber Technologies, Inc. (a)	309,455	9,809,724
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	40,725	877,996
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	792,350	51,700,838
AutoZone, Inc. (a)	19,645	48,290,357
Dick's Sporting Goods, Inc.	594,663	84,376,733
Fanatics, Inc. Class A (a)(b)(c)	332,480	23,975,133
National Vision Holdings, Inc. (a)	38,728	729,636
O'Reilly Automotive, Inc. (a)	94,124	79,909,394
The Home Depot, Inc.	390,684	115,298,662
TJX Companies, Inc.	295,194	23,131,402
Ulta Beauty, Inc. (a)	177,079	96,626,698
Wayfair LLC Class A (a)	11,262	386,737
Williams-Sonoma, Inc. (e)	458,607	55,794,128
		580,219,718
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	23,208	10,433,156
Dr. Martens Ltd.	2,399,274	4,211,716
lululemon athletica, Inc. (a)	16,804	6,119,849
NIKE, Inc. Class B	393,920	48,310,349
On Holding AG (a)	1,397,265	43,357,133
Tapestry, Inc.	46,098	1,987,285
		114,419,488
TOTAL CONSUMER DISCRETIONARY		2,087,810,893
CONSUMER STAPLES - 3.2%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	298,776	19,916,377
Constellation Brands, Inc. Class A (sub. vtg.)	49,854	11,261,520
Diageo PLC	218,354	9,745,069
PepsiCo, Inc.	597,328	108,892,894
The Coca-Cola Co.	1,821,370	112,979,581
		262,795,441
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	308,457	15,508,437
Casey's General Stores, Inc.	56,622	12,256,398
Costco Wholesale Corp.	546,635	271,606,532
Performance Food Group Co. (a)	46,172	2,786,018
Walmart, Inc.	7	1,032
		302,158,417
Food Products - 0.2%
Lamb Weston Holdings, Inc.	95,808	10,013,852
Mondelez International, Inc.	379,002	26,424,019
		36,437,871
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	224,992	55,451,528
L'Oreal SA (a)	56,282	25,149,202
L'Oreal SA	5,153	2,302,581
Olaplex Holdings, Inc. (a)	727,576	3,106,750
		86,010,061
TOTAL CONSUMER STAPLES		687,401,790
ENERGY - 5.9%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	74,452	3,655,593
Oil, Gas & Consumable Fuels - 5.9%
Birchcliff Energy Ltd.	197,946	1,121,914
Canadian Natural Resources Ltd.	1,230,204	68,077,660
Cenovus Energy, Inc. (Canada)	458,408	7,997,973
Cheniere Energy, Inc.	375,919	59,244,834
Chevron Corp.	873,263	142,481,591
ConocoPhillips Co.	1,744,416	173,063,511
Devon Energy Corp.	561,000	28,392,210
Diamondback Energy, Inc.	206,470	27,908,550
EOG Resources, Inc.	649,866	74,494,140
Equinor ASA	73,366	2,085,680
Exxon Mobil Corp.	2,834,946	310,880,178
Hess Corp.	696,977	92,237,936
Marathon Petroleum Corp.	199,169	26,853,956
Occidental Petroleum Corp.	1,374,568	85,814,280
Phillips 66 Co.	276,005	27,981,387
Pioneer Natural Resources Co.	150,124	30,661,326
Reliance Industries Ltd.	77,582	2,206,482
Tourmaline Oil Corp.	125,575	5,232,989
Valero Energy Corp.	604,406	84,375,078
		1,251,111,675
TOTAL ENERGY		1,254,767,268
FINANCIALS - 15.4%
Banks - 2.8%
AIB Group PLC	696,442	2,826,300
Banco Santander SA (Spain)	3,626,866	13,515,449
Bank of America Corp.	6,408,892	183,294,311
Bank of Ireland Group PLC	1,100,762	11,130,771
Citigroup, Inc.	150,485	7,056,242
East West Bancorp, Inc.	117,705	6,532,628
JPMorgan Chase & Co.	1,296,122	168,897,658
Nu Holdings Ltd. (a)(e)	2,199,067	10,467,559
Royal Bank of Canada	1,069,658	102,296,187
Starling Bank Ltd. Series D (a)(b)(c)	4,139,223	14,654,638
The Toronto-Dominion Bank	424,841	25,446,451
Wells Fargo & Co.	1,282,644	47,945,233
		594,063,427
Capital Markets - 0.8%
BlackRock, Inc. Class A	1,540	1,030,445
Brookfield Asset Management Ltd. Class A	11,792	386,261
Brookfield Corp. (Canada) Class A	17,400	566,868
Coinbase Global, Inc. (a)	7	473
Goldman Sachs Group, Inc.	8,080	2,643,049
Morgan Stanley	1,532,695	134,570,621
MSCI, Inc.	59,822	33,481,775
S&P Global, Inc.	6,133	2,114,474
TulCo LLC (a)(b)(c)(f)	1,552	1,182,189
		175,976,155
Consumer Finance - 0.3%
American Express Co.	347,063	57,248,042
Diversified Financial Services - 7.2%
Berkshire Hathaway, Inc. Class A (a)	3,306	1,539,273,600
Financial Services - 1.9%
Adyen BV (a)(d)	4,022	6,408,771
MasterCard, Inc. Class A	103,641	37,664,176
Toast, Inc. (a)	179,422	3,184,741
Visa, Inc. Class A	1,652,220	372,509,521
		419,767,209
Insurance - 2.4%
American International Group, Inc.	1,534,639	77,284,420
Aon PLC	21,092	6,650,097
Arch Capital Group Ltd. (a)	60,171	4,083,806
Arthur J. Gallagher & Co.	186,434	35,666,689
Brookfield Asset Management Reinsurance Partners Ltd.	1,424	46,592
Chubb Ltd.	412,859	80,168,961
Fairfax Financial Holdings Ltd. (sub. vtg.)	39,916	26,546,577
Hartford Financial Services Group, Inc.	286,059	19,935,452
Intact Financial Corp.	315,002	45,081,529
Marsh & McLennan Companies, Inc.	136,830	22,789,037
Progressive Corp.	856,180	122,485,111
The Travelers Companies, Inc.	439,081	75,262,874
		516,001,145
TOTAL FINANCIALS		3,302,329,578
HEALTH CARE - 15.3%
Biotechnology - 4.3%
AbbVie, Inc.	41,775	6,657,682
Alnylam Pharmaceuticals, Inc. (a)	103,548	20,742,735
Argenx SE ADR (a)	47,749	17,790,322
BeiGene Ltd. ADR (a)	512	110,351
Biohaven Ltd.	4,657	63,615
Galapagos NV sponsored ADR (a)	293,228	11,330,330
Gilead Sciences, Inc.	295,678	24,532,404
Intellia Therapeutics, Inc. (a)	46,395	1,729,142
Legend Biotech Corp. ADR (a)	277,361	13,374,347
Moderna, Inc. (a)	40,432	6,209,547
Neurocrine Biosciences, Inc. (a)	1,412	142,923
Nuvalent, Inc. Class A (a)	55,259	1,441,707
Regeneron Pharmaceuticals, Inc. (a)	632,442	519,658,618
Sarepta Therapeutics, Inc. (a)	41,401	5,706,300
Seagen, Inc. (a)	11,654	2,359,585
United Therapeutics Corp. (a)	200,821	44,975,871
Vertex Pharmaceuticals, Inc. (a)	769,279	242,376,735
Zai Lab Ltd. (a)	1,395,426	4,650,374
		923,852,588
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	961,949	48,126,308
DexCom, Inc. (a)	52,044	6,046,472
Edwards Lifesciences Corp. (a)	16,999	1,406,327
GE Healthcare Holding LLC	319,456	26,204,976
Inspire Medical Systems, Inc. (a)	8,146	1,906,734
Intuitive Surgical, Inc. (a)	333,511	85,202,055
Masimo Corp. (a)	9,932	1,832,851
Straumann Holding AG	53,864	8,078,774
Stryker Corp.	30,593	8,733,384
		187,537,881
Health Care Providers & Services - 4.9%
23andMe Holding Co. Class A (a)	31,081	70,865
agilon health, Inc. (a)	183,553	4,359,384
AmerisourceBergen Corp.	44,705	7,157,718
Cardinal Health, Inc.	85,325	6,442,038
Cigna Group	47,393	12,110,333
Elevance Health, Inc.	86,360	39,709,192
HCA Holdings, Inc.	100,955	26,619,814
Molina Healthcare, Inc. (a)	7,322	1,958,562
Option Care Health, Inc. (a)	168,013	5,337,773
P3 Health Partners, Inc. Class A (a)	212,000	224,720
UnitedHealth Group, Inc.	2,002,244	946,240,492
		1,050,230,891
Health Care Technology - 0.0%
Doximity, Inc. (a)(e)	127,702	4,134,991
Schrodinger, Inc. (a)	39,134	1,030,398
		5,165,389
Life Sciences Tools & Services - 1.3%
Danaher Corp.	361,800	91,188,072
Lonza Group AG	22	13,244
Mettler-Toledo International, Inc. (a)	56,186	85,976,379
Thermo Fisher Scientific, Inc.	159,588	91,981,736
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	185,166	10,319,301
Waters Corp. (a)	28,490	8,821,359
		288,300,091
Pharmaceuticals - 3.9%
AstraZeneca PLC sponsored ADR	157,338	10,920,831
Bristol-Myers Squibb Co.	546,425	37,872,717
DICE Therapeutics, Inc. (a)	212,433	6,086,205
Eli Lilly & Co.	1,364,516	468,602,085
Intra-Cellular Therapies, Inc. (a)	111,555	6,040,703
Johnson & Johnson	349,748	54,210,940
Merck & Co., Inc.	1,718,587	182,840,471
Novo Nordisk A/S Series B	58,013	9,213,705
Nuvation Bio, Inc. (a)(e)	2,042,585	3,390,691
Royalty Pharma PLC	1,502,032	54,118,213
Structure Therapeutics, Inc. ADR	79,405	1,889,045
Ventyx Biosciences, Inc. (a)	5,661	189,644
Verona Pharma PLC ADR (a)	78,701	1,580,316
Zoetis, Inc. Class A	13,198	2,196,675
		839,152,241
TOTAL HEALTH CARE		3,294,239,081
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	306,697	144,984,873
Northrop Grumman Corp.	290,825	134,279,719
Space Exploration Technologies Corp. Class A (a)(b)(c)	73,000	5,621,000
The Boeing Co. (a)	19,793	4,204,627
TransDigm Group, Inc.	19,042	14,034,906
		303,125,125
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	1,001,892	194,357,029
Zipline International, Inc. (a)(b)(c)	87,466	1,530,655
		195,887,684
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	191,612	18,067,095
Building Products - 0.2%
Toto Ltd.	287,776	9,641,568
Trane Technologies PLC	167,520	30,820,330
		40,461,898
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)	302,811	420,907
Cintas Corp.	33,200	15,360,976
Clean Harbors, Inc. (a)(e)	133,745	19,066,687
Clean TeQ Water Pty Ltd. (a)(e)	321,433	78,305
GFL Environmental, Inc.	69,194	2,385,823
Waste Connections, Inc. (United States)	15,538	2,160,870
		39,473,568
Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	79,400	2,096,314
Electrical Equipment - 0.4%
Acuity Brands, Inc.	13,402	2,448,947
AMETEK, Inc.	14,947	2,172,248
Eaton Corp. PLC	330,706	56,663,166
Hubbell, Inc. Class B	102,269	24,883,070
nVent Electric PLC	157,254	6,752,487
		92,919,918
Ground Transportation - 0.3%
J.B. Hunt Transport Services, Inc.	181,760	31,891,610
Old Dominion Freight Lines, Inc.	118,691	40,454,640
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	27,300	71,907
		72,418,157
Industrial Conglomerates - 0.8%
General Electric Co.	1,671,778	159,821,977
Machinery - 1.2%
Caterpillar, Inc.	200,475	45,876,699
Crane Holdings Co.	14,848	1,685,248
Deere & Co.	278,944	115,170,399
Fortive Corp.	241,373	16,454,397
Indutrade AB	87,761	1,861,085
PACCAR, Inc.	849,836	62,207,995
Parker Hannifin Corp.	30,695	10,316,896
		253,572,719
Professional Services - 0.0%
Verisk Analytics, Inc.	11,246	2,157,658
Road & Rail - 0.3%
Canadian Pacific Railway Ltd.	683,210	52,609,445
Trading Companies & Distributors - 0.3%
United Rentals, Inc.	32,561	12,886,341
W.W. Grainger, Inc.	74,991	51,654,551
		64,540,892
TOTAL INDUSTRIALS		1,297,152,450
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	452,941	76,030,676
Cisco Systems, Inc.	250,347	13,086,889
Motorola Solutions, Inc.	23,599	6,752,382
		95,869,947
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	5,283,010	431,727,577
CDW Corp.	340,373	66,335,294
Jabil, Inc.	117,624	10,369,732
		508,432,603
IT Services - 1.0%
Accenture PLC Class A	632,625	180,810,551
Cloudflare, Inc. (a)	281,555	17,360,681
Endava PLC ADR (a)	2,889	194,083
Gartner, Inc. (a)	19,675	6,409,525
Okta, Inc. (a)	24,279	2,093,821
Shopify, Inc. Class A (a)	66,952	3,210,129
Snowflake, Inc. (a)	13,408	2,068,720
Twilio, Inc. Class A (a)	27,838	1,854,846
X Holdings Corp. Class A (c)	102,340	3,739,504
		217,741,860
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	1,861,626	182,457,964
Allegro MicroSystems LLC (a)	141,378	6,784,730
Analog Devices, Inc.	540,257	106,549,486
Broadcom, Inc.	48,534	31,136,502
First Solar, Inc. (a)	115,881	25,204,118
Lattice Semiconductor Corp. (a)	535,464	51,136,812
Marvell Technology, Inc.	88,811	3,845,516
Monolithic Power Systems, Inc.	21,555	10,789,140
NVIDIA Corp.	2,370,924	658,571,559
NXP Semiconductors NV	11,138	2,076,959
onsemi (a)	1,214,471	99,975,253
Qualcomm, Inc.	1,688,057	215,362,312
Synaptics, Inc. (a)	238,202	26,476,152
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	565,312	52,585,322
		1,472,951,825
Software - 7.5%
Adobe, Inc. (a)	281,655	108,541,387
ANSYS, Inc. (a)	3,882	1,291,930
Atlassian Corp. PLC (a)	68,432	11,713,505
Cadence Design Systems, Inc. (a)	632,466	132,874,782
Check Point Software Technologies Ltd. (a)	95,860	12,461,800
Clear Secure, Inc. (e)	353,660	9,255,282
Dynatrace, Inc. (a)	181,474	7,676,350
Fair Isaac Corp. (a)	582	408,966
Fortinet, Inc. (a)	490,369	32,589,924
HubSpot, Inc. (a)	5,674	2,432,728
Intuit, Inc.	15,163	6,760,120
Microsoft Corp.	3,588,616	1,034,597,993
Palo Alto Networks, Inc. (a)	76,789	15,337,835
Paycom Software, Inc. (a)	6,599	2,006,162
Salesforce, Inc. (a)	1,052,729	210,314,200
Samsara, Inc. (a)(e)	18,247	359,831
ServiceNow, Inc. (a)	4,117	1,913,252
Stripe, Inc. Class B (a)(b)(c)	75,100	1,511,763
Synopsys, Inc. (a)	42,926	16,580,168
Tanium, Inc. Class B (a)(b)(c)	449,538	3,452,452
ZenPayroll, Inc. (a)(b)(c)	50,300	1,464,233
Zoom Video Communications, Inc. Class A (a)	25,105	1,853,753
		1,615,398,416
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	6,095,646	1,005,172,025
Dell Technologies, Inc.	48,885	1,965,666
		1,007,137,691
TOTAL INFORMATION TECHNOLOGY		4,917,532,342
MATERIALS - 3.1%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	68,590	19,699,734
Albemarle Corp.	88,746	19,616,416
CF Industries Holdings, Inc.	104,804	7,597,242
Corteva, Inc.	309,371	18,658,165
Linde PLC	24,417	8,678,778
Sherwin-Williams Co.	9,049	2,033,944
Westlake Corp.	149,240	17,308,855
		93,593,134
Metals & Mining - 2.7%
B2Gold Corp.	6,129,176	24,217,388
Barrick Gold Corp. (Canada)	464,741	8,627,711
Cleveland-Cliffs, Inc. (a)	637,840	11,691,607
Franco-Nevada Corp.	708,853	103,393,409
Freeport-McMoRan, Inc.	2,670,678	109,257,437
Glencore PLC	1,639,098	9,431,729
Ivanhoe Electric, Inc.	594,164	7,219,093
Ivanhoe Mines Ltd. (a)	6,008,172	54,280,266
Ivanhoe Mines Ltd. (a)(d)	1,400,665	12,654,177
Newcrest Mining Ltd.	127,782	2,280,959
Novagold Resources, Inc. (a)	1,604,468	9,936,661
Nucor Corp.	790,101	122,046,901
POSCO sponsored ADR (e)	21,303	1,484,606
Sabina Gold & Silver Corp. (a)(e)	1,593,114	2,416,488
Steel Dynamics, Inc.	596,427	67,432,037
Sunrise Energy Metals Ltd. (a)	407,663	517,552
Wheaton Precious Metals Corp.	674,416	32,480,753
		579,368,774
TOTAL MATERIALS		672,961,908
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	342,785	7,099,077
UTILITIES - 0.3%
Electric Utilities - 0.3%
Constellation Energy Corp.	392,534	30,813,919
PG&E Corp. (a)	1,453,364	23,500,896
		54,314,815
TOTAL COMMON STOCKS (Cost $15,677,260,658)		20,633,686,973

Preferred Stocks - 0.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	80,736	17,092,619
Reddit, Inc.:
Series E(a)(b)(c)	27,300	1,040,130
Series F(a)(b)(c)	149,136	5,682,082
		23,814,831
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	43,228	133,575
Series C(a)(b)(c)	170,098	525,603
Series D(a)(b)(c)	404,900	1,251,141
		1,910,319
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,700	910,845

TOTAL CONSUMER DISCRETIONARY		2,821,164

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	8,352	814,905
Series H(a)(b)(c)	11,788	1,150,155
		1,965,060
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	37,316	666,464

TOTAL CONSUMER STAPLES		2,631,524

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	57,282	1,403,409

Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)	118,667	3,383,196

TOTAL FINANCIALS		4,786,605

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	486,500	1,440,040

Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	190,800	3,190,176
Series F(a)(b)(c)	11,519	192,598
Somatus, Inc. Series E (a)(b)(c)	2,766	2,317,051
		5,699,825
TOTAL HEALTH CARE		7,139,865

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Relativity Space, Inc.:
Series D(a)(b)(c)	207,384	3,305,701
Series E(a)(b)(c)	143,887	2,661,910
Space Exploration Technologies Corp. Series N (a)(b)(c)	49,490	38,107,300
		44,074,911
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	178,019	3,115,333

Construction & Engineering - 0.1%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	47,990	3,533,504

TOTAL INDUSTRIALS		50,723,748

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	204,122	773,622
Carbon, Inc.:
Series D(a)(b)(c)	9,678	93,393
Series E(a)(b)(c)	7,351	84,610
Nuro, Inc.:
Series C(a)(b)(c)	405,967	2,922,962
Series D(a)(b)(c)	114,603	825,142
Stripe, Inc.:
Series H(a)(b)(c)	29,000	583,770
Series I(b)(c)	261,608	5,266,169
Tenstorrent, Inc. Series C1 (a)(b)(c)	33,000	1,870,440
ZenPayroll, Inc.:
Series D(a)(b)(c)	184,203	5,362,149
Series E(a)(b)(c)	28,063	816,914
		18,599,171
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(b)(c)	1,289,012	5,375,180

TOTAL CONVERTIBLE PREFERRED STOCKS		115,892,088
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,181,744	22,755,590

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (b)(c)	175,323	4,998,459

TOTAL NONCONVERTIBLE PREFERRED STOCKS		27,754,049
TOTAL PREFERRED STOCKS (Cost $137,679,298)		143,646,137

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $1,840,000)	1,840,000	1,753,520

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (i)	937,788,768	937,976,326
Fidelity Securities Lending Cash Central Fund 4.87% (i)(j)	77,121,222	77,128,934
TOTAL MONEY MARKET FUNDS (Cost $1,015,104,267)		1,015,105,260

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $16,831,884,223)	21,794,191,890
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(313,154,364)
NET ASSETS - 100.0%	21,481,037,526

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $197,826,411 or 0.9% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,240,920 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings, Inc. Series B	3/22/21	1,043,678

ASAPP, Inc. Series C	4/30/21	1,346,613

Beta Technologies, Inc. Series B, 6.00%	4/04/22	4,951,128

Bowery Farming, Inc. Series C1	5/18/21	2,248,263

ByteDance Ltd. Series E1	11/18/20	8,846,581

Carbon, Inc. Series D	12/15/17	225,990

Carbon, Inc. Series E	3/22/19	205,787

Circle Internet Financial Ltd. Series E	5/11/21	2,845,500

Circle Internet Financial Ltd. Series F	5/09/22	5,000,627

Discord, Inc. Series I	9/15/21	1,486,686

ElevateBio LLC Series C	3/09/21	2,040,868

Epic Games, Inc.	7/13/20 - 7/30/20	8,055,750

Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,844,485

GoBrands, Inc. Series G	3/02/21	2,085,639

GoBrands, Inc. Series H	7/22/21	4,579,527

High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	6,793,094

Lyra Health, Inc. Series E	1/14/21	1,747,079

Lyra Health, Inc. Series F	6/04/21	180,899

Nuro, Inc. Series C	10/30/20	5,299,737

Nuro, Inc. Series D	10/29/21	2,388,982

Rad Power Bikes, Inc.	1/21/21	1,599,460

Rad Power Bikes, Inc. Series A	1/21/21	208,525

Rad Power Bikes, Inc. Series C	1/21/21	820,526

Rad Power Bikes, Inc. Series D	9/17/21	3,880,481

Reddit, Inc. Series E	5/18/21	1,159,546

Reddit, Inc. Series F	8/11/21	9,215,770

Relativity Space, Inc. Series D	11/20/20	3,095,642

Relativity Space, Inc. Series E	5/27/21	3,285,674

Somatus, Inc. Series E	1/31/22	2,413,708

Space Exploration Technologies Corp. Class A	2/16/21	3,065,927

Space Exploration Technologies Corp. Series N	8/04/20	13,362,300

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	8,226,276

Stripe, Inc. Class B	5/18/21	3,013,641

Stripe, Inc. Series H	3/15/21	1,163,625

Stripe, Inc. Series I	3/20/23	5,267,252

Tanium, Inc. Class B	9/18/20	5,122,575

Tenstorrent, Inc. Series C1	4/23/21	1,961,992

Tenstorrent, Inc. 0%	4/23/21	1,840,000

TulCo LLC	8/24/17 - 9/07/18	715,798

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	7,188,860

ZenPayroll, Inc.	10/01/21	1,448,054

ZenPayroll, Inc. Series D	7/16/19	2,452,184

ZenPayroll, Inc. Series E	7/13/21	852,984

Zipline International, Inc.	10/12/21	3,148,776

Zipline International, Inc. Series E	12/21/20	5,808,653

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	962,008,110	896,163,928	920,195,712	7,374,484	-	-	937,976,326	2.4%
Fidelity Securities Lending Cash Central Fund 4.87%	120,547,595	345,151,366	388,570,027	45,633	-	-	77,128,934	0.2%
Total	1,082,555,705	1,241,315,294	1,308,765,739	7,420,117	-	-	1,015,105,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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